Note 14 - Stock-based Compensation - RSUs Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Nonvested at January 1, 2018 (in shares) | shares	72,117,700
Nonvested at January 1, 2018 (in dollars per share) | $ / shares	$ 0.0429
Granted (in shares) | shares	38,308,750
Granted (in dollars per share) | $ / shares	$ 0.0291
Vested (in shares) | shares	(25,588,950)
Vested (in dollars per share) | $ / shares	$ 0.0467
Forfeited and expired (in shares) | shares	(4,073,700)
Forfeited and expired (in dollars per share) | $ / shares	$ 0.0407
Nonvested at December 31, 2018 (in shares) | shares	80,763,800
Nonvested at December 31, 2018 (in dollars per share) | $ / shares	$ 0.0353